INCOME TAX - Deductible temporary differences and unused tax losses (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
INCOME TAX
Deductible temporary differences and unused tax loses	$ 36,278,467	$ 33,681,333
Non-capital loss carry forward [Member]
INCOME TAX
Deductible temporary differences and unused tax loses	16,212,219	13,414,430
Capital loss carry forward [Member]
INCOME TAX
Deductible temporary differences and unused tax loses	18,622,526	18,562,659
Property, plant and equipment [member]
INCOME TAX
Deductible temporary differences and unused tax loses	248,417	230,519
Equity investments
INCOME TAX
Deductible temporary differences and unused tax loses	337,682	333,904
Share issuance cost [Member]
INCOME TAX
Deductible temporary differences and unused tax loses	$ 857,623	$ 1,139,821